UNITED STATES

























SECRITIES AND EXCHANGE COMMISSION

























WASHINGTON D.C. 20549

























FORM 13F

























FORM 13F COVER PAGE

























Report for the Calendar Year or Quarter Ended: December 31, 2000























Check here if Amendment [ ]; Amendment Number:
























This Amendment (Check only one.):
[ ] is a restatement.











[ ] adds new holdings entries.























Institutional Investment Manager Filing this Report:
























Name:
Foster Dykema Cabot & Co., Inc.










Address:
21 Milk Street - 3rd Floor











Boston, MA 02109-5408




































13F File Number:
0001037558





































The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.






































Person Signing this Report on Behalf of Reporting Manager:
























Name:
Philip T. Chaplin











Title:
Vice President











Phone:
617-423-3900
























Signature,
Place,
and Date of Signing:









Philip T. Chaplin
Boston, MA
November 27, 2001






















Report Type (Check only one.):

























[X] 13F HOLDINGS REPORT.

























[ ] 13F NOTICE.

























[ ] 13F COMBINATION REPORT.






































Report of Other Managers Reporting for this Manager:
0

FORM 13F SUMMARY PAGE

























Report Summary:

























Number of Other Included Managers:
0











Form 13F Information Table Entry Total:
82











dForm 13F Information Table Value Total:
133286











List of Other Included Managers:
None












FORM 13(f) INFORMATION TABLE



















Voting Authority











--------------------------






Value
Shares/
Sh/
Put/
Invstmt
Other



Name of Issuer
Title of class
CUSIP
(x$1000)
Prn Amt
Prn
Call
Dscretn
Managers
Sole
Shared
None
----------------
---------------
------
--------
-------
----
-----
-------
--------
----
------
----












Abbott Laboratories
COM
002824100
1653
34131
SH

Sole

34131


Allmerica Financial Corp
COM
019754100
667
9200
SH

Sole

9200


American Express
COM
025816109
3686
67097
SH

Sole

67097


American Home Products
COM
026609107
1111
17487
SH

Sole

17487


American International Group
COM
026874107
6557
66523
SH

Sole

66523


Anheuser-Busch Cos
COM
035229103
255
5600
SH

Sole

5600


Automatic Data Processing Inc
COM
053015103
342
5406
SH

Sole

5406


BP PLC
Sponsored ADR
055622104
955
19951
SH

Sole

19951


Bank of America Corporation
COM
060505104
320
6966
SH

Sole

6966


Bank One Corp
COM
06423A103
536
14631
SH

Sole

14631


Bellsouth Corp
COM
079860102
367
8968
SH

Sole

8968


Berkshire Hathaway Inc DEL
Class A
084670108
9727
137
SH

Sole

137


Berkshire Hathaway Inc DEL
Class B
084670207
7759
3296
SH

Sole

3296


Bristol-Myers Squibb Co
COM
110122108
2044
27639
SH

Sole

27639


Catellus Development Corp
COM
149111106
1721
98348
SH

Sole

98348


Cedar Fair L P
Depository Unit
150185106
3077
167709
SH

Sole

167709


Chevron
COM
166751107
382
4527
SH

Sole

4527


ChoicePoint Inc
COM
170388102
311
4742
SH

Sole

4742


Citigroup Inc
COM
172967101
435
8521
SH

Sole

8521


Coca-Cola Co
COM
191216100
2117
34745
SH

Sole

34745


Cohen & Steers Total Return Fd
COM
19247R103
1351
113750
SH

Sole

113750


Colgate Palmolive Co
COM
194162103
413
6400
SH

Sole

6400


Cornerstone Strategic Return
COM
21923Y105
558
59148
SH

Sole

59148


Costco Wholesale Corp
COM
22160K105
5253
131524
SH

Sole

131524


Dover Corp
COM
260003108
5542
136640
SH

Sole

136640


Du Pont E I De Nemours & Co
COM
263534109
222
4600
SH

Sole

4600


Elan PLC
ADR
284131208
380
8120
SH

Sole

8120


Emerson Electric Co
COM
291011104
1167
14806
SH

Sole

14806


Equifax Inc
COM
294429105
1328
46287
SH

Sole

46287


Exxon Mobil Corporation
COM
30231G102
2274
26161
SH

Sole

26161


Federal Home Ln Mtg Corp
COM
313400301
7157
103906
SH

Sole

103906


Federal Natl Mtg Assn
COM
313586109
226
2610
SH

Sole

2610


First Financial Fund Inc
COM
320228109
105
10800
SH

Sole

10800


Fleet Boston Financial Corp
COM
339030108
1033
27496
SH

Sole

27496


Forrester Resh Inc
COM
346563109
461
9200
SH

Sole

9200


GPU Inc
COM
36225X100
444
12060
SH

Sole

12060


Gannett Co
COM
364730101
636
10084
SH

Sole

10084


General Electric Co
COM
369604103
6191
129140
SH

Sole

129140


Genzyme Corp
COM
372917104
899
10000
SH

Sole

10000


Gillette Co
COM
375766102
3856
106750
SH

Sole

106750


GlaxoSmithKline PLC
Sponsored ADR
37733W105
326
5827
SH

Sole

5827


Intel Corp
COM
458140100
574
19078
SH

Sole

19078


International Business Machs
COM
459200101
1199
14100
SH

Sole

14100


Johnson & Johnson
COM
478160104
4365
41548
SH

Sole

41548


Jones Apparel Group Inc
COM
480074103
1539
47800
SH

Sole

47800


Leucadia National Corp
COM
527288104
245
6900
SH

Sole

6900


Eli Lilly & Co
COM
532457108
1344
14445
SH

Sole

14445


Lucent Technologies
COM
549463107
150
11145
SH

Sole

11145


M & T Bank Corp
COM
55261F104
826
12150
SH

Sole

12150


Manpower Inc
COM
56418H100
2264
59582
SH

Sole

59582


McDonalds Corp
COM
580135101
269
7902
SH

Sole

7902


McGraw Hill Companies
COM
580645109
352
6000
SH

Sole

6000


Medtronic Inc
COM
585055106
265
4389
SH

Sole

4389


Merck & Co
COM
589331107
1674
17885
SH

Sole

17885


Microsoft Corp
COM
594918104
214
4934
SH

Sole

4934


Minnesota Mng & Mfg Co
COM
604059105
775
6433
SH

Sole

6433


Pepsico Inc
COM
713448108
644
13003
SH

Sole

13003


Perkin Elmer Inc
COM
714046109
378
3600
SH

Sole

3600


Pfizer Inc
COM
717081103
1920
41731
SH

Sole

41731


Pharmacia Corp
COM
71713U102
201
3293
SH

Sole

3293


Pitney Bowes Inc
COM
724479100
1202
36292
SH

Sole

36292


Procter & Gamble Co
COM
742718109
1573
20055
SH

Sole

20055


Progressive Corp
COM
743315103
496
4787
SH

Sole

4787


Royal Dutch Pete Co
NY REG GLD1.25
780257804
391
6448
SH

Sole

6448


SBC Communications Inc
COM
78387G103
549
11507
SH

Sole

11507


SPDR TR
UNIT SER 1
78462F103
464
3535
SH

Sole

3535


Sara Lee Corp
COM
803111103
223
9067
SH

Sole

9067


Schering-Plough Corp.
COM
806605101
541
9532
SH

Sole

9532


Schlumberger Ltd
COM
806857108
812
10154
SH

Sole

10154


Sector SPDR TR
SBI INT-TECH
81369Y803
1519
48500
SH

Sole

48500


Service Corp International
COM
817565104
120
68400
SH

Sole

68400


Servicemaster Co
COM
81760N109
4827
419739
SH

Sole

419739


SunGard Data Systems Inc
COM
867363103
740
15700
SH

Sole

15700


Sysco Corp
COM
871829107
317
10562
SH

Sole

10562


Telefonos de Mexico S A
SPON ADR ORD L
879403780
271
6000
SH

Sole

6000


Tenet Healthcare Corp
COM
88033G100
689
15500
SH

Sole

15500


Tootsie Roll
COM
890516107
816
17725
SH

Sole

17725


Tyco Int'l Ltd New
COM
902124106
7472
134630
SH

Sole

134630


Verizon Communications
COM
92343V104
363
7251
SH

Sole

7251


Vodafone Group PLC New
Sponsored ADR
92857W100
293
8180
SH

Sole

8180


Walmart Stores Inc
COM
931142103
1629
30656
SH

Sole

30656


Wells Fargo & Co
COM
949746101
4937
88663
SH

Sole

88663













